(Loss) Per Share (Details)	1 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Reverse stock-split, description	The Company held the GoLogiq Shares until it distributed 100% of the GoLogiq Shares to the Company’s stockholders of record as of December 30, 2021 on a 1-for-1 basis (i.e. for every 1 share of Logiq held on December 30, 2021, the holder thereof will receive 1 share of Lovarra).	The weighted average number of shares of common stock has been retroactively restated to reflect the 1 for 13 reverse stock-split on February 25, 2020.